TRADE ACCOUNTS RECEIVABLE - Aging list of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Aging list of trade accounts receivable
Trade accounts receivable	R$ 9,090,143	R$ 8,571,151
Falling due (1)
Aging list of trade accounts receivable
Trade accounts receivable	7,575,318	7,133,696
Overdue - 1 to 30 days
Aging list of trade accounts receivable
Trade accounts receivable	876,229	827,709
Overdue - 31 to 60 days
Aging list of trade accounts receivable
Trade accounts receivable	189,164	259,641
Overdue - 61 to 90 days
Aging list of trade accounts receivable
Trade accounts receivable	139,827	88,219
Overdue - 91 to 120 days
Aging list of trade accounts receivable
Trade accounts receivable	121,984	117,612
Overdue - over 120 days
Aging list of trade accounts receivable
Trade accounts receivable	R$ 187,621	R$ 144,274